Vessels, Net - Disposal of Vessels (Table) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 18, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Proceeds received:
Net Cash proceeds received from sale of assets		$ 0	$ 89,988	$ 71,224
Subordinated Series A Units		0	0	27,111
Carrying Value of assets sold:
Deferred gain on sale of assets		0	8,823	8,971
Gain on sale of vessels		$ 0	$ 11,749	$ 5,771
Nave Celeste and C. Dream
Proceeds received:
Net Cash proceeds received from sale of assets	$ 71,224
Subordinated Series A Units	27,111
Total sale proceeds	98,335
Carrying Value of assets sold:
Vessels and deferred dry dock and special survey costs, net	(84,184)
Favorable & unfavorable leases	37
Working capital	554
Carrying value of assets sold	(83,593)
Proceeds received, less carrying value of assets sold	14,742
Deferred gain on sale of assets	8,971
Gain on sale of vessels	$ 5,771